Fair Value Measurement on a Recurring Basis - CANTOR EQUITY PARTNERS II, INC.	3 Months Ended
Mar. 31, 2026
CANTOR EQUITY PARTNERS II, INC.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurement on a Recurring Basis	Fair Value Measurement on a Recurring Basis
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs to valuation techniques used in measuring fair value.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These three levels of the fair value hierarchy are:
•Level 1 measurements — unadjusted observable inputs such as quoted prices for identical instruments in active markets;
•Level 2 measurements — inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
•Level 3 measurements — unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2026 and December 31, 2025, and indicate the fair value hierarchy of the inputs that the Company utilized to determine such fair value.

	March 31, 2026
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$248,753,164	$—	$—	$248,753,164
Total	$248,753,164	$—	$—	$248,753,164
Liabilities:
Forward sale securities liability	$—	$—	$2,983,500	$2,983,500
Total	$—	$—	$2,983,500	$2,983,500

	December 31, 2025
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$246,617,353	$—	$—	$246,617,353
Total	$246,617,353	$—	$—	$246,617,353
Liabilities:
Forward sale securities liability	$—	$—	$4,608,560	$4,608,560
Total	$—	$—	$4,608,560	$4,608,560
As of both March 31, 2026 and December 31, 2025, Level 1 assets include a direct investment in the U.S. government treasury bills classified as available-for-sale debt securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
Forward Sale Securities
The forward sale securities to be issued under the PIPE Subscription Agreements were valued using an adjusted net assets method, which is considered to be a Level 3 fair value measurement. Under the adjusted net assets method utilized, the aggregate purchase price of $225,000,000 pursuant to the PIPE Subscription Agreements is discounted to present value and compared to the fair value of the Class A ordinary shares to be issued pursuant to the PIPE Subscription Agreements. The fair value of the Class A ordinary shares to be issued under the PIPE Subscription Agreements is based on the trading price of the Public Shares. The excess (liability) or deficit (asset) of the fair value of the Class A ordinary shares to be issued compared to the $225,000,000 purchase price is then adjusted by the probability, which is determined based on observed success rates of business combinations for third-party special purpose acquisition companies. The probability is the primary unobservable input utilized in determining the fair value of the forward sale securities. Significant changes in this unobservable input may result in significantly lower or higher fair value measurement. As of March 31, 2026 and December 31, 2025, the probability used to derive the fair value of the forward sale securities liability was approximately 10.6% and approximately 12.8%, respectively.
The following table presents the change in the fair value of the forward sale securities liability for the three months ended March 31, 2026:

Forward Sale Securities
Fair value as of December 31, 2025	$(4,608,560)
Change in valuation inputs or other assumptions(1)	1,625,060
Fair value as of March 31, 2026	$(2,983,500)
__________________
(1)Changes in valuation inputs or other assumptions are recognized in Change in fair value of forward sale securities in the unaudited condensed consolidated statements of operations.
Fair Value Measurement on a Recurring Basis
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs to valuation techniques used in measuring fair value.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These three levels of the fair value hierarchy are:
•Level 1 measurements — unadjusted observable inputs such as quoted prices for identical instruments in active markets;
•Level 2 measurements — inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
•Level 3 measurements — unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2025, and indicates the fair value hierarchy of the inputs that the Company utilized to determine such fair value.

December 31, 2025
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$246,617,353	$—	$—	$246,617,353
Total	$246,617,353	$—	$—	$246,617,353
Liabilities:
Forward sale securities liability	$—	$—	$4,608,560	$4,608,560
Total	$—	$—	$4,608,560	$4,608,560
As of December 31, 2025, Level 1 assets include a direct investment in the U.S. government treasury bills classified as available-for-sale debt securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
The Company did not hold assets or liabilities measured at fair value on a recurring basis as of December 31, 2024.
Forward Sale Securities
The forward sale securities to be issued under the PIPE Subscription Agreements were valued using an adjusted net assets method, which is considered to be a Level 3 fair value measurement. Under the adjusted net assets method utilized, the aggregate purchase price of $225,000,000 pursuant to the PIPE Subscription Agreements is discounted to present value and compared to the fair value of the Class A ordinary shares to be issued pursuant to the PIPE
Subscription Agreements. The fair value of the Class A ordinary shares to be issued under the PIPE Subscription Agreements is based on the trading price of the Public Shares. The excess (liability) or deficit (asset) of the fair value of the Class A ordinary shares to be issued compared to the $225,000,000 purchase price is then reduced to account for the probability of consummation of the Securitize Business Combination. The primary unobservable input utilized in determining the fair value of the forward sale securities is the probability of consummation of the Securitize Business Combination. As of December 31, 2025, the probability assigned to the consummation of the Securitize Business Combination was 12.8%. The probability was determined based on observed success rates of business combinations for special purpose acquisition companies.
The following table presents the change in the fair value of the forward sale securities for the year ended December 31, 2025:

Forward Sale Securities
Fair value at inception	$—
Change in valuation inputs or other assumptions(1)	(4,608,560)
Fair value as of December 31, 2025	$(4,608,560)
__________________
(1)Changes in valuation inputs or other assumptions are recognized in Change in fair value of forward sale securities in the consolidated statements of operations.